Average Annual Total Returns - (Allspring Managed Account CoreBuilder® Shares - Series SP) - (Allspring CoreBuilder Shares - Series SP) - Series SP		12 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	5.65%
Performance Inception Date	Dec. 09, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.50%	3.43%
Performance Inception Date	Dec. 09, 2024
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	3.36%
Performance Inception Date	Dec. 09, 2024
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	5.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.02%